Research And Development Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of research and development expenses

	Year Ended December 31,
($000s)	2021	2020	2019
Gross research and development expenses	$3,356	$4,196	$4,953
Government grants credited	(676)	(2,301)	(568)

Net research and development expenses	2,680	$1,895	$4,385

Disclosure of government grants	Government grants

	Year Ended December 31,
($000s)	2021	2020	2019
Norway	$538	$506	$568
United Kingdom	138	1,795	—

Total	$676	$2,301	$568